UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-PX
                                    ________

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
           ROBECO-SAGE MULTI STRATEGY TEI INSTITUTIONAL FUND, L.L.C.

                 INVESTMENT COMPANY ACT FILE NUMBER: 811-22225

                                   REGISTRANT
           ROBECO-SAGE MULTI STRATEGY TEI INSTITUTIONAL FUND, L.L.C.
                          909 THIRD AVENUE, 28TH FLOOR
                               NEW YORK, NY 10022
                                 (212)-908-9660

                               AGENT FOR SERVICE
                               TIMOTHY J. STEWART
                          909 THIRD AVENUE, 28TH FLOOR
                               NEW YORK, NY 10022
                                 (212)-908-9660


                       DATE OF FISCAL YEAR END: MARCH 31

            DATE OF REPORTING PERIOD: JULY 1, 2009 TO JUNE 30, 2010
                                    ________

The Registrant did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report.
                                    ________

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Robeco-Sage Multi Strategy TEI Institutional Fund, L.L.C.

/s/ Timothy J. Stewart

Chief Executive Officer

Date:  August 16, 2010